TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Gross tax liabilities, beginning balance	$ 1,084	$ 755	$ 1,857
Increases in tax positions for current year	151	177	56
Addition of tax position of prior years	68	167	494
Decrease in tax position resulting from settlement			(1,667)
Foreign currency adjustments	92	(15)	15
Gross tax liabilities, ending balance	$ 1,395	$ 1,084	$ 755